Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 6,572,353,994	$ 6,110,688,761	$ 5,033,496,472
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	11,569,978,697	11,142,172,107
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,997,624,703)	(5,031,483,346)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	3,099,937,769	2,404,299,833	1,567,685,720
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	3,099,937,769	2,404,299,833
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	64,680,270	78,715,479	78,366,909
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	64,680,270	78,715,479
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	441,878,570	470,778,536	418,161,416
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	629,754,211	655,780,937
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(187,875,641)	(185,002,401)
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,224,174,273)	(4,086,507,212)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,211,136,474	2,214,058,844	2,120,471,695
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	6,435,310,747	6,300,566,056
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	708,440,346	874,097,797	794,179,988
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,188,201,802	1,488,114,938
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(479,761,456)	(614,017,141)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	45,782,339	67,933,066	53,452,462
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	131,402,242	194,179,535
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(85,619,903)	(126,246,469)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	498,226	805,206	$ 1,178,282
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	20,691,656	20,515,329
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (20,193,430)	$ (19,710,123)